Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net are Wells Unassigned to a Reserve

	2023		2022
Wells unassigned to a reserve:
Balance at the beginning of the year	Ps.	28,388,655	Ps.	18,639,136
Additions to construction in progress	34,387,333		34,291,324
Transfers against expenses	(29,529,330)		(13,911,491)
Transfers against fixed assets	(14,306,298)		(10,630,314)
Balance at the end of the year	Ps.	18,940,360	Ps.	28,388,655

Schedule of Other Components of Intangible Assets

	Licenses		Exploration expenses, evaluation of assets and concessions	Total
Cost
Balance as of January 1, 2023	Ps.	6,241,489	1,764,208	Ps.	8,005,697
Additions	424,295		223,014	647,309
Effects of foreign exchange	(103,770)		(399,502)	(503,272)
	6,562,014		1,587,720	8,149,734
Amortization accumulated
Balance as of January 1, 2023	(5,613,088)		(756,330)	(6,369,418)
Additions	53,360		—	53,360
Amortization	(580,267)		(19,360)	(599,627)
Effects of foreign exchange	79,783		96,627	176,410
	(6,060,212)		(679,063)	(6,739,275)
Balance as of December 31, 2023	Ps.	501,802	908,657	Ps.	1,410,459
Useful lives	1 to 3 years		Up to 36 years

	Licenses		Exploration expenses, evaluation of assets and concessions	Total
Cost
Balance as of January 1, 2022	Ps.	5,258,823	1,845,848	Ps.	7,104,671
Additions	1,016,283		23,951	1,040,234
Effects of foreign exchange	(33,617)		(105,591)	(139,208)
	6,241,489		1,764,208	8,005,697
Amortization accumulated
Balance as of January 1, 2022	Ps.	(4,950,315)	(777,346)	(5,727,661)
Additions	(195,948)		—	(195,948)
Amortization	(492,311)		(24,031)	(516,342)
Effects of foreign exchange	25,486		45,047	70,533
	(5,613,088)		(756,330)	(6,369,418)
Balance as of December 31, 2022	Ps.	628,401	1,007,878	Ps.	1,636,279
Useful lives	1 to 3 years		Up to 36 years